Schedule of components of cost recognized in profit or loss (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Current service cost	₨ 10,639	₨ 10,806	₨ 19,887
Net interest cost	3,239	3,539	5,755
Components of cost recognized in profit or loss	₨ 13,878	₨ 14,345	₨ 25,642